Trade Receivables, Other Receivables and Prepayments - Schedule of Trade Receivables (Details) - Trade receivables [Member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Trade Receivables [Line Items]
Trade receivables	$ 102	$ 402,820
Bad debt provision for trade receivables
Trade receivables, net	$ 102	$ 402,820